SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                       VARIABLE ANNUITY ACCOUNT FIVE
                    Seasons Advantage Variable Annuity
                   Seasons Advisor III Variable Annuity
                     Seasons Elite Variable Annuity
               Seasons Preferred Solution Variable Annuity
                Seasons Select II Variable Annuity

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       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                    FS VARIABLE ANNUITY ACCOUNT FIVE
                     Seasons Elite Variable Annuity
                  Seasons Select II Variable Annuity

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Effective on or about October 13, 2020, the following is added to the
INVESTMENT OPTIONS section in the prospectus and the below Underlying Fund is available for direct investment:

Goldman Sachs Variable Insurance Trust - Class Service Shares
Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").

Underlying Fund:       Managed by:               Trust   Asset Class
----------------       ----------------------    -----   -----------
Goldman Sachs VIT      Goldman Sachs Asset       GST     CASH
Government Money       Management, L.P.
Market Fund

If your contract includes a living benefit, the Goldman Sachs VIT Government Money Market Fund may be available through investment requirements for your feature. Please check with your financial representative for any changes to your investment requirements. You may also contact our Annuity Service Center at 1-800-445-7862.


Dated:  October 13, 2020

           Please keep this Supplement with your prospectus.